Vident U.S. Equity Strategy ETFTM
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 9.1%
Alphabet, Inc. - Class A	60,710	$19,438,128
Cargurus, Inc. (a)	115,175	4,063,374
Electronic Arts, Inc.	18,274	3,691,896
Fox Corp. - Class A	10,643	697,117
Meta Platforms, Inc. - Class A	20,845	13,506,518
Netflix, Inc. (a)	49,780	5,355,332
New York Times Co. - Class A	52,882	3,410,889
Pinterest, Inc. - Class A (a)	40,468	1,057,024
Reddit, Inc. - Class A (a)	17,909	3,876,761
T-Mobile US, Inc.	5,522	1,154,153
Yelp, Inc. (a)	100,026	2,891,752
		59,142,944

Consumer Discretionary - 10.8%
Abercrombie & Fitch Co. - Class A (a)	32,498	3,180,579
Adtalem Global Education, Inc. (a)	28,917	2,676,558
Airbnb, Inc. - Class A (a)	5,715	668,598
Amazon.com, Inc. (a)	54,984	12,823,368
Booking Holdings, Inc.	1,378	6,772,443
Chewy, Inc. - Class A (a)	55,088	1,915,410
Deckers Outdoor Corp. (a)	27,653	2,434,294
DoorDash, Inc. - Class A (a)	11,893	2,359,214
eBay, Inc.	33,219	2,750,201
Grand Canyon Education, Inc. (a)	19,275	3,040,439
Home Depot, Inc.	30,857	11,013,480
Laureate Education, Inc. (a)	144,689	4,470,890
Monarch Casino & Resort, Inc.	24,710	2,386,492
Royal Caribbean Cruises Ltd.	17,253	4,593,611
Strategic Education, Inc.	25,165	1,963,373
TJX Cos., Inc.	46,003	6,988,776
		70,037,726

Consumer Staples - 6.5%
Altria Group, Inc.	94,622	5,583,644
Colgate-Palmolive Co.	74,728	6,007,384
Costco Wholesale Corp.	13,359	12,204,649
Walmart, Inc.	163,655	18,085,514
		41,881,191

Energy - 2.2%
Exxon Mobil Corp.	54,433	6,309,873
International Seaways, Inc.	71,093	3,765,796
TechnipFMC PLC	86,726	3,925,219
		14,000,888

Financials - 14.5%
Berkshire Hathaway, Inc. - Class B (a)	25,549	13,127,332
Dave, Inc. (a)	3,897	850,559
Erie Indemnity Co. - Class A	8,980	2,653,500
Federated Hermes, Inc.	53,656	2,691,921
JPMorgan Chase & Co.	42,121	13,187,243
MarketAxess Holdings, Inc.	16,566	2,715,002
Mastercard, Inc. - Class A	21,256	11,702,066
Moody's Corp.	12,296	6,034,631
Morningstar, Inc.	12,079	2,595,294
Paymentus Holdings, Inc. - Class A (a)	102,685	3,565,223
Progressive Corp.	24,805	5,675,136
Robinhood Markets, Inc. - Class A (a)	56,091	7,207,132
SEI Investments Co.	37,413	3,025,215
Sezzle, Inc. (a)	42,161	2,603,442
Toast, Inc. - Class A (a)	34,438	1,177,435
Visa, Inc. - Class A	44,761	14,969,869
		93,781,000

Health Care - 11.5%
AbbVie, Inc.	60,354	13,742,606
ADMA Biologics, Inc. (a)	197,631	3,790,563
Doximity, Inc. - Class A (a)	15,851	815,376
Eli Lilly & Co.	17,086	18,375,480
Exelixis, Inc. (a)	102,498	4,527,337
Gilead Sciences, Inc.	68,493	8,619,159
Incyte Corp. (a)	37,427	3,909,624
Johnson & Johnson	71,252	14,743,464
Lantheus Holdings, Inc. (a)	19,553	1,151,085
Medpace Holdings, Inc. (a)	1,544	914,758
Zoetis, Inc.	29,267	3,751,444
		74,340,896

Industrials - 11.2%
Armstrong World Industries, Inc.	15,914	3,019,522
Automatic Data Processing, Inc.	20,721	5,290,071
Blue Bird Corp. (a)	45,549	2,378,569
Carlisle Cos., Inc.	3,713	1,180,994
Caterpillar, Inc.	14,580	8,394,581
Cintas Corp.	21,273	3,957,204
Comfort Systems USA, Inc.	4,445	4,342,498
Crane Co.	16,067	2,944,278
ExlService Holdings, Inc. (a)	51,511	2,046,532
IES Holdings, Inc. (a)	9,430	3,947,115
Illinois Tool Works, Inc.	23,617	5,887,246
Parker-Hannifin Corp.	1,822	1,570,017
Paycom Software, Inc.	14,956	2,410,459
REV Group, Inc.	72,679	3,871,610
Sterling Infrastructure, Inc. (a)	13,415	4,618,919
TransDigm Group, Inc.	4,449	6,051,396
Uber Technologies, Inc. (a)	63,214	5,533,754
Valmont Industries, Inc.	8,357	3,451,190
Verisk Analytics, Inc.	6,303	1,418,616
		72,314,571

Information Technology - 28.9% (b)
Adobe, Inc. (a)	17,717	5,671,743
Appfolio, Inc. - Class A (a)	5,330	1,216,733
Apple, Inc.	54,840	15,292,134
AppLovin Corp. - Class A (a)	6,305	3,779,721
Autodesk, Inc. (a)	22,244	6,747,495
Badger Meter, Inc.	18,249	3,258,177
Broadcom, Inc.	52,747	21,254,931
Cirrus Logic, Inc. (a)	26,933	3,241,117
Clear Secure, Inc. - Class A	108,050	3,835,775
Docusign, Inc. (a)	30,963	2,147,284
Dolby Laboratories, Inc. - Class A	35,514	2,395,419
F5, Inc. (a)	12,453	2,978,260
Fair Isaac Corp. (a)	2,768	4,998,538
Fortinet, Inc. (a)	101,217	8,211,735
HubSpot, Inc. (a)	8,598	3,158,217
InterDigital, Inc.	14,727	5,268,584
Intuit, Inc.	4,739	3,004,905
Lam Research Corp.	60,674	9,465,144
LiveRamp Holdings, Inc. (a)	53,932	1,555,938
Manhattan Associates, Inc. (a)	3,379	596,225
Microsoft Corp.	25,049	12,324,359
Motorola Solutions, Inc.	13,801	5,101,954
NVIDIA Corp.	69,178	12,244,506
Onto Innovation, Inc. (a)	28,871	4,133,172
Oracle Corp.	53,679	10,840,474
Palantir Technologies, Inc. - Class A (a)	18,394	3,098,469
Palo Alto Networks, Inc. (a)	10,038	1,908,525
Pegasystems, Inc.	64,605	3,538,416
Qualys, Inc. (a)	19,725	2,778,266
Rambus, Inc. (a)	34,567	3,303,568
Salesforce, Inc.	25,792	5,946,088
ServiceNow, Inc. (a)	9,090	7,384,807
Twilio, Inc. - Class A (a)	38,362	4,975,168
Ubiquiti, Inc.	1,971	1,149,270
		186,805,117

Materials - 2.8%
Ecolab, Inc.	22,519	6,196,328
Royal Gold, Inc.	16,434	3,349,907
Sherwin-Williams Co.	17,158	5,897,033
United States Lime & Minerals, Inc.	21,239	2,582,025
		18,025,293

Real Estate - 1.1%
American Tower Corp.	27,433	4,972,780
Zillow Group, Inc. - Class C (a)	26,200	1,948,756
		6,921,536

Utilities - 1.3%
Constellation Energy Corp.	13,223	4,817,932
Vistra Corp.	20,141	3,602,419
		8,420,351
TOTAL COMMON STOCKS (Cost $541,552,598)		645,671,513

TOTAL INVESTMENTS - 99.9% (Cost $541,552,598)		645,671,513
Other Assets in Excess of Liabilities - 0.1%		556,861
TOTAL NET ASSETS - 100.0%		$646,228,374

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Vident U.S. Equity Strategy ETFTM (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$645,671,513	$–	$–	$645,671,513
Total Investments	$645,671,513	$–	$–	$645,671,513

Refer to the Schedule of Investments for further disaggregation of investment categories.